Segment information (Details 4) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information
Consolidated profit before taxes		$ 3,439	$ 3,152	$ 9,371
Restructuring costs	$ (679)	(898)	(432)	(200)
Reportable segments
Segment Reporting Information
Consolidated profit before taxes		6,065	7,886	7,563
Reportable segments | Construction Industries
Segment Reporting Information
Consolidated profit before taxes		1,865	2,133	1,341
Reportable segments | Resource Industries
Segment Reporting Information
Consolidated profit before taxes		1	565	1,669
Reportable segments | Energy & Transportation
Segment Reporting Information
Consolidated profit before taxes		3,390	4,287	3,563
Reportable segments | Financial Products Segment
Segment Reporting Information
Consolidated profit before taxes		809	901	990
All Other operating segments
Segment Reporting Information
Consolidated profit before taxes		(75)	19	2
Business
Segment Reporting Information
Consolidated profit before taxes		5,990	7,905	7,565
Restructuring costs		(683)	(425)	197
Consolidated profit before taxes with restructuring costs		5,307	7,480	7,368
Business | Reportable segments | Construction Industries
Segment Reporting Information
Consolidated profit before taxes		1,865	2,133	1,341
Restructuring costs		(123)	(314)	(54)
Consolidated profit before taxes with restructuring costs		1,742	1,819	1,287
Business | Reportable segments | Resource Industries
Segment Reporting Information
Consolidated profit before taxes		1	565	1,669
Restructuring costs		(305)	(72)	(105)
Consolidated profit before taxes with restructuring costs		(304)	493	1,564
Business | Reportable segments | Energy & Transportation
Segment Reporting Information
Consolidated profit before taxes		3,390	4,287	3,563
Restructuring costs		(109)	(33)	(34)
Consolidated profit before taxes with restructuring costs		3,281	4,254	3,529
Business | Reportable segments | Financial Products Segment
Segment Reporting Information
Consolidated profit before taxes		809	901	990
Restructuring costs		(17)	0	0
Consolidated profit before taxes with restructuring costs		792	901	990
Business | All Other operating segments | All Other
Segment Reporting Information
Consolidated profit before taxes		(75)	19	2
Restructuring costs		(129)	(6)	(4)
Consolidated profit before taxes with restructuring costs		$ (204)	$ 13	$ (2)